OTHER INCOME (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Other income	$ 3	$ 26	$ 1	$ 1,545
Interes Income From Cash And Margin Clients Third Parties [Member]
IfrsStatementLineItems [Line Items]
Other income				1,288
Sundry Income Third Parties 1 [Member]
IfrsStatementLineItems [Line Items]
Other income		25		257
Interes Income From Bank Third Parties [Member]
IfrsStatementLineItems [Line Items]
Other income		$ 1	$ 1